Derivative financial instruments (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments Details Text [Abstract]
Gains/(losses) related to the cash flow hedge, which we expect to recognize in the income statement	R$ (33,690)
Gains/(losses) related to the cash flow hedge recorded in the income statements in the year	22,970	R$ 13,944
Gains/(losses) related to the hedge of investments abroad, which we expect to recognize in the result	4,775
Gains/(losses) related to the hedge of investments abroad recorded in income accounts in the year	R$ (7,943)	R$ (359)